New Standards and Interpretations - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Income tax and PRRT paid	$ 1,700	$ 2,233
With Effect from 1 January 2024 [member] | Pillar two model rules for organization for economic cooperation and development [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Minimum effective tax rate percentage	15.00%